Consolidated income statements - EUR (€) € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	[1]	Dec. 31, 2022
Profit (loss) [abstract]
Net sales	€ 41,081	€ 37,817		€ 37,651	[1]
Other revenues	3,205	3,801	[2]	2,910	[1],[2]
Cost of sales	(13,205)	(12,628)		(11,882)	[1]
Gross profit	31,081	28,990		28,679	[1]
Research and development expenses	(7,394)	(6,507)		(6,501)	[1]
Selling and general expenses	(9,183)	(8,933)		(8,739)	[1]
Other operating income	1,089	979		1,814	[1]
Other operating expenses	(4,382)	(3,443)		(2,523)	[1]
Amortization of intangible assets	(1,749)	(1,911)		(1,804)	[1]
Impairment of intangible assets	(248)	(896)		429	[1]
Fair value remeasurement of contingent consideration	(96)	(93)		27	[1]
Restructuring costs and similar items	(1,396)	(1,030)	[3]	(1,077)	[1],[3]
Other gains and losses, and litigation	(470)	(196)		(143)	[1]
Operating income	7,252	6,960	[4]	10,162	[1],[4],[5]
Financial expenses	(1,073)	(1,293)	[4],[6]	(430)	[1],[4],[5],[6]
Financial income	519	584	[4],[6]	205	[1],[4],[5],[6]
Income before tax and investments accounted for using the equity method	6,698	6,251	[4],[7]	9,937	[1],[4],[5],[7]
Income tax expense	(1,204)	(1,017)	[7]	(1,909)	[1],[7]
Share of profit/(loss) from investments accounted for using the equity method	60	(136)		55	[1]
Net income from continuing operations	5,554	5,098		8,083	[1]
Net income excluding the exchanged/held-for-exchange Animal Health business	64	338		401	[1]
Net income	5,618	5,436		8,484	[1]
Net income attributable to non-controlling interests	58	36	[8]	113	[1],[8]
Net income attributable to equity holders of Sanofi	€ 5,560	€ 5,400		€ 8,371	[1]
Average number of shares outstanding (in shares)	1,251.4	1,251.7		1,251.9	[1]
Average number of shares after dilution (in shares)	1,256.1	1,256.4		1,256.9
Basic earnings per share excluding the exchanged/held-for-exchange Animal Health business (in euros per share)	€ 4.40	€ 4.06		€ 6.38	[1]
Diluted earnings per share (in euros per share)	4.39	4.05		6.35	[1]
Basic earnings (loss) per share from discontinued operations	0.04	0.25		0.31	[1]
Basic earnings (loss) per share	4.44	4.31		6.69	[1]
Diluted earnings (loss) per share from discontinued operations	0.04	0.25		0.31	[1]
Diluted earnings (loss) per share	€ 4.43	€ 4.30		€ 6.66	[1]

[1]	Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation
[2]	(a)Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[3]	(a)Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[4]	(a)Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[5]	2022 business operating income has been recast from the amount previously reported to include the one-time income of €952 million from the Libtayo transaction (€706 million net of tax)
[6]	(a)Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[7]	(a) Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[8]	Cash flows of the Opella business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations).